LONG-TERM LOANS AND OTHER BORROWINGS - MTN (Details) Rp in Billions	12 Months Ended
Dec. 31, 2020 IDR (Rp)
MTN I Telkom 2018
Borrowings and other credit facilities
Total loans and other borrowings	Rp 758
Maximum debt to equity ratio	2
Minimum EBITDA to interest ratio	4
Minimum debt service coverage	125.00%
MTN I Telkom 2018 - Series A
Borrowings and other credit facilities
Total loans and other borrowings	Rp 262
Interest rate (as a percent)	7.25%
MTN I Telkom 2018 - Series B
Borrowings and other credit facilities
Total loans and other borrowings	Rp 200
Interest rate (as a percent)	8.00%
MTN I Telkom 2018 - Series C
Borrowings and other credit facilities
Total loans and other borrowings	Rp 296
Interest rate (as a percent)	8.35%
Maximum | MTN I Telkom 2018
Borrowings and other credit facilities
Total loans and other borrowings	Rp 758